Nature of business - Schedule of ownership percentage in subsidiaries (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
FSD Biosciences Inc in USA Member
Nature of business - Schedule of ownership percentage in subsidiaries (Details) [Line Items]
Subsidiaries percentage	100.00%	100.00%	100.00%
Prismic Pharmaceuticals Inc.(“Prismic) in USA Member
Nature of business - Schedule of ownership percentage in subsidiaries (Details) [Line Items]
Subsidiaries percentage	100.00%	100.00%	100.00%
FV Pharma Inc.in Canada Member
Nature of business - Schedule of ownership percentage in subsidiaries (Details) [Line Items]
Subsidiaries percentage	100.00%	100.00%	100.00%
Lucid Psycheceuticals Inc. in Canada Member
Nature of business - Schedule of ownership percentage in subsidiaries (Details) [Line Items]
Subsidiaries percentage	100.00%	100.00%	100.00%
FSD Strategic Investments Inc in canada Member
Nature of business - Schedule of ownership percentage in subsidiaries (Details) [Line Items]
Subsidiaries percentage	100.00%	100.00%	100.00%
FSD Pharma Australia Pty Ltd in Australia Member
Nature of business - Schedule of ownership percentage in subsidiaries (Details) [Line Items]
Subsidiaries percentage	100.00%	100.00%	100.00%
Unbuzzd Wellness Inc in Canada [Member]
Nature of business - Schedule of ownership percentage in subsidiaries (Details) [Line Items]
Subsidiaries percentage	19.84%	22.95%	26.15%
Huge Biopharma Australia Pty Ltd in Australia Member
Nature of business - Schedule of ownership percentage in subsidiaries (Details) [Line Items]
Subsidiaries percentage	100.00%	100.00%	0.00%